STATEMENT OF OPERATIONS (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Earnings Per Share, Diluted	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.05)
Weighted Average Number of Shares Outstanding, Diluted	418,041,453	186,600,326	331,583,394	177,936,989